Employee Benefits - Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost (Parenthetical) (Detail) (Net Periodic Benefit Cost Assumptions [Member])	12 Months Ended
	Dec. 31, 2013 Debt Securities [Member]	Dec. 31, 2011 Debt Securities [Member]	Dec. 31, 2013 Postretirement Welfare Plan [Member]	Dec. 31, 2012 Postretirement Welfare Plan [Member]	Dec. 31, 2013 Qualified pension plans [Member]	Dec. 31, 2012 Qualified pension plans [Member]	Dec. 31, 2013 Non qualified pension plans [Member]	Dec. 31, 2012 Non qualified pension plans [Member]	Dec. 31, 2013 Prior to age 65 [Member]	Dec. 31, 2013 After age 65 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed plan duration			7 years 2 months 12 days	7 years 8 months 12 days	15 years 10 months 24 days	14 years 9 months 18 days	12 years 2 months 12 days	11 years 4 months 24 days
Debt securities target asset allocation	30.00%	10.00%
Assumed rate decrease									5.00%	5.00%
Health care cost trend rate to decrease Period									2019	2019